INTANGIBLE ASSETS, NET - Amortization expenses (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
INTANGIBLE ASSETS, NET
2025	¥ 121,831
2026	106,375
2027	94,095
2028	86,606
2029	68,155
Annual estimated amortization expenses for intangible assets	¥ 477,062